Token Enabled Shares [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Token-Enabled Shares | UBS Select 100% US Treasury Institutional Fund | Institutional Shares For Participants
Prospectus [Line Items]
Annual Return [Percent]	4.07%